Dispositions - Narrative (Details) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 06, 2023 USD ($)	Sep. 22, 2023 USD ($)	Sep. 20, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disposal Group [Line Items]
Cash proceeds						$ 549,100	$ 0
Net smelter return royalty						$ 101,100
MARA
Disposal Group [Line Items]
Ownership interest sold			56.25%
Cash proceeds			$ 475,000
Royalty percentage			0.75%
Ownership interest in property			100.00%
Net smelter return royalty			$ 90,000
MARA | Discount rate
Disposal Group [Line Items]
Unobservable input			0.08
Compañia Minera Argentum S.A.
Disposal Group [Line Items]
Ownership interest sold		92.30%
Cash proceeds		$ 28,600
Net smelter return royalty		$ 0
Deposit received					$ 5,000
Impairment charge				$ 42,400
Agua de la Falda project
Disposal Group [Line Items]
Ownership interest sold	57.74%
Cash proceeds	$ 45,550
Net smelter return royalty	$ 11,100
Agua de la Falda project | Discount rate
Disposal Group [Line Items]
Unobservable input	0.06
Agua de la Falda project precious metals
Disposal Group [Line Items]
Royalty percentage	1.25%
Agua de la Falda project, base metals
Disposal Group [Line Items]
Royalty percentage	0.20%